Investments In Unconsolidated Businesses	12 Months Ended
Dec. 31, 2011
Investments In Unconsolidated Business [Abstract]
Investments In Unconsolidated Businesses

Note 5

Investments in Unconsolidated Businesses

Our investments in unconsolidated businesses are comprised of the following:

	(dollars in millions)
At December 31,	Ownership	2011	2010
Equity Investees
Vodafone Omnitel	23.1%	$2,083	$2,002
Other	Various	1,320	1,471

Total equity investees		3,403	3,473

Cost Investees	Various	45	24

Total investments in unconsolidated businesses		$3,448	$3,497

Dividends and repatriations of foreign earnings received from these investees amounted to $0.5 billion in 2011, $0.5 billion in 2010 and $0.9 billion in 2009. See Note 12 regarding undistributed earnings of our foreign subsidiaries.

Equity Method Investments

Vodafone Omnitel

Vodafone Omnitel N.V. (Vodafone Omnitel) is one of the largest wireless communications companies in Italy. At December 31, 2011 and 2010, our investment in Vodafone Omnitel included goodwill of $1.0 billion and $1.1 billion, respectively.

Other Equity Investees

We have limited partnership investments in entities that invest in affordable housing projects, for which we provide funding as a limited partner and receive tax deductions and tax credits based on our partnership interests. At December 31, 2011 and 2010, we had equity investments in these partnerships of $1.1 billion and $1.2 billion, respectively. We adjust the carrying value of these investments for any losses incurred by the limited partnerships through earnings.

The remaining investments include wireless partnerships in the U.S. and other smaller domestic and international investments.

Summarized Financial Information

Summarized financial information for our equity investees is as follows:

Balance Sheet

	(dollars in millions)
At December 31,	2011	2010
Current Assets	$3,720	$3,620
Noncurrent Assets	8,469	7,568

Total Assets	$12,189	$11,188

Current liabilities	$6,123	$5,509
Noncurrent liabilities	8	8
Equity	6,058	5,671

Total liabilities and equity	$12,189	$11,188

Income Statement

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Net revenue	$12,668	$12,356	$12,903
Operating income	4,021	4,156	4,313
Net income	2,451	2,563	2,717